Bank and Other Borrowings (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended					12 Months Ended
		Mar. 08, 2019	May 30, 2019	Dec. 17, 2018	Apr. 30, 2018	Nov. 28, 2017	Aug. 31, 2016	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Oct. 21, 2020	Jun. 08, 2020	Oct. 21, 2019
Bank and Other Borrowings (Details) [Line Items]
Weighted average interest rate								74.32%	13.76%
Short-term bank borrowing with an outstanding balance								$ 1,395			$ 8,604
Long-term bank borrowing, description			the Group entered into a banking facility agreement with HSBC for a credit facility of $5,000 with an interest rate of London Interbank Offered Rate (LIBOR) plus 1% and a maturity date of one year. $4,500 were drawn in June 2019 and $500 were drawn in July 2019 for working capital purposes. The principal of US $5,000 and accrued interest of $58 as at December 31, 2020 were paid in full in 2020.				the Group entered into a long-term loan agreement with PFG4 for $6,000, bearing an interest rate of 8% per annum with maturity date on August 30, 2019. On January 20, 2017, the Group entered into a long-term loan agreement with PFG4 for $2,000, bearing an interest rate of 8% per annum with maturity date on January 20, 2020. As of October 2019, due to geographic changes in the Company’s business activities, significant amounts of accounts receivable shifted from the Company’s Hong Kong subsidiary to Indian subsidiary. This reduction of accounts receivable from our Hong Kong entity has caused a covenant breach according to the PFG loan agreements and caused the interest rate of the PFG loans to be increased to 18%. The outstanding principal balance due to PFG4 as of December 31,2020 was $100. The Group accrued PFG4 interest of $14 in the current period with $115 unpaid in 2020.
Interest paid								3,614	$ 4,972		2,580
Principal amount								150
Short term loan	[1]							$ 2,395	$ 5,000
Interest rate													12.00%
Short term bank term								12%
Borrowing agreement															$ 150
Interest (in Dollars per share)								$ 1.5	$ 1.80
Back end fees amount									$ 19,000
Purchase of debt, description								LMFA has completed the purchase of $17.87 million of principal, accrued interest and applicable fees (the “Debt”), converted into and sold all 22.73 million shares of the Group’s ordinary shares as of February 10, 2021. With the Company settling another $1.27 million of Debt directly with the PFG through the issuance of 1.51 million shares on February 17, 2021 which PFG has subsequently sold, the Group’s defaulted debts with PFG totaling $19.14 million have been eliminated.
Short term debt, description								the 2016 Warrants were replaced by Replacement Warrants to acquire an aggregate of 417,166 the Group’s ordinary shares classified as permanent equity. As the modification of the 2016 Warrants term resulted in the reclassification of the 2016 Warrants from liability to equity, the 2016 Warrants amounted to US$1,544 were re-measured at fair value upon Merger and reclassified to additional paid in capital as of December 31, 2017.
SPD Silicon Valley Bank Co., Ltd [Member]
Bank and Other Borrowings (Details) [Line Items]
Line of credit facility amount											$ 8,623
Maturity date											Aug. 31, 2018
Short-term bank borrowing with an outstanding balance												$ 100
Long-term bank borrowing, description									The loan bore an interest rate of 8% per annum based on the LIBOR rate.
Interest paid									$ 168		$ 521
Principal amount											8,604
Accrued interest												68
HHMC Microelectronic Co., Limited [Member]
Bank and Other Borrowings (Details) [Line Items]
Short-term bank borrowing with an outstanding balance											2,405	5,000
Short term loan						$ 5,000
Interest rate						0.04%
Repaid balance											2,595
Accrued interest											$ 1,080
Accrued interest									$ 456
Interest rate will increase						1000.00%
American West Pacific International Investment Corporation [Member]
Bank and Other Borrowings (Details) [Line Items]
Short term loan								$ 1,000
Interest rate														5.00%
Short term bank term								$1,250
Bearing interest rate								6.00%
PFG4 [Member]
Bank and Other Borrowings (Details) [Line Items]
Weighted average interest rate									10.07%		11.26%
Short-term bank borrowing with an outstanding balance								$ 5,000				$ 7,648
Long-term bank borrowing, description				the Group entered into a convertible term loan agreement (the “PFG note”) with PFG5, bearing an interest rate of 12% per annum. The principal of this loan is $1,000 which matures in full on December 17, 2023. The outstanding principal balance of $1,000 as of December 31, 2018 and accrued interest of $5 was fully repaid in December 2018. At any time while the PFG note was outstanding, upon notice only, PFG may elect to convert the PFG note into 208,768 ordinary shares of the Company at the conversion price of $4.79 per share. The outstanding principal balance as of December 31, 2020 was $1,000.	On April 30, 2018, the Group entered into a long-term loan agreement with PFG5 for $3,000, bearing an interest rate of 8% per annum from May 1, 2018 to October 31, 2018 and an interest rate of 12% per annum from November 1, 2018 to April 30, 2021, which is the maturity date. The outstanding principal balance as of December 31, 2020 was $2,275.
Principal amount									$ 100
PFG5 [Member]
Bank and Other Borrowings (Details) [Line Items]
Short-term bank borrowing with an outstanding balance									2,375		$ 956
Convertible term loan									1,000
Revolving line of credit									9,500
Accrued interest unpaid								$ 2,319
PFG5 [Member] | Revolving Credit Facility [Member]
Bank and Other Borrowings (Details) [Line Items]
Accrued interest									$ 2
Revolving line of credit, description		On March 8, 2019, the Group entered into a new revolving line of credit facility (the “RLOC”) with PFG5 for $12,500. Under the agreement: (i) $9,500 may be drawn upon request at any time on or after the closing date and (ii) so long as there is no uncured default at the time of drawdown and if the Company has received at least $10,000 in cash proceeds from the sale of its equity securities to investors, then an additional $3,000 may be drawn. Any outstanding amounts under the RLOC will accrue interest at a rate of 11% per annum with a maturity date of March 8, 2021 (the “Maturity Date”). The Group shall pay interest only on principal outstanding on the RLOC until the Maturity Date, on which date the entire unpaid principal balance on the RLOC plus any and all accrued and unpaid interest shall be repaid. In March 2019, the Company drew down $9,500 from the RLOC. The outstanding principal balance as of December 31, 2020 was $9,500.
PFG5 [Member] | HHMC Microelectronic Co., Limited [Member]
Bank and Other Borrowings (Details) [Line Items]
Accrued interest											$ 2,259
Warrant [Member]
Bank and Other Borrowings (Details) [Line Items]
Short term debt, description								In August 2016, the Group issued 2,515,123 and 1,900,800 warrants (“2016 Warrants”) to two banks in connection with a short term loan facility of $2,000,000 and a long term loan facility of $6,000,000 respectively, for working capital purpose. The 2016 Warrants entitled the banks to subscribe for Series D convertible redeemable preferred shares at the exercise price of $0.5059. The 2016 Warrants shall lapse and expire after 5 and 7 years from their issuance dates, respectively. The 2016 Warrants were replaced by Replacement Warrants to acquire an aggregate of 417,166 the Group’s ordinary shares at the consummation date of the Merger.
Common Stock [Member]
Bank and Other Borrowings (Details) [Line Items]
Restricted ordinary shares (in Shares)									8,539,908	[2]	502,887
Common Stock [Member] | “AWP” [Member]
Bank and Other Borrowings (Details) [Line Items]
Restricted ordinary shares (in Shares)								2,016

[1]	The short-term bank and other borrowings outstanding as of December 31, 2019 and December 31, 2020 bore a weighted average interest rate of 13.76% and 74.32% per annum, respectively, and were denominated in RMB, INR and US$. These borrowings were obtained from financial institutions, third-party entities and a related party (Note 18).
[2]	Refer to Note 2(z) for information regarding subscription receivables.